Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Total Revenues		¥ 725,499		¥ 633,180		¥ 1,517,796	¥ 1,221,125
Income before Income Taxes		117,001	[1]	100,801	[1]	252,612	219,235
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		600,013		511,782		1,270,724	967,471
Income before Income Taxes		76,594	[1]	78,786	[1]	168,992	166,471
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	27,688		41,917		57,546	87,298
Income before Income Taxes	[1]	14,473		6,369		26,893	16,032
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2],[3]	97,798		79,481		189,526	166,356
Income before Income Taxes	[2],[3]	¥ 25,934	[1]	¥ 15,646	[1]	¥ 56,727	¥ 36,732

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East
[3]	Robeco, one of the Company's subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, "Other" locations include the total revenues and the income before income taxes of Robeco for the six and three months ended September 30, 2016 and 2017, respectively. The revenues of Robeco aggregated on a legal entity basis were ¥47,184 million in the Americas and ¥36,867 million in Other for the six months ended September 30, 2016, and ¥50,433 million in the Americas and ¥40,320 million in Other for the six months ended September 30, 2017, and ¥22,787 million in the Americas and ¥17,095 million in Other for the three months ended September 30, 2016, and ¥25,263 million in the Americas and ¥21,111 million in Other for the three months ended September 30, 2017.